UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

SCHARF FUNDS

Scharf Fund
Institutional Class – LOGIX
Retail Class – LOGRX

Scharf Multi-Asset Opportunity Fund
Institutional Class – LOGOX
Retail Class – LOGBX

Scharf Global Opportunity Fund
Retail Class – WRLDX

Scharf Alpha Opportunity Fund
Retail Class – HEDJX

SEMI-ANNUAL REPORT

March 31, 2019

Scharf Investments, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically.

You may elect to receive all future reports in paper free of charge.  You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper may apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

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TABLE OF CONTENTS

To Our Shareholders	2
Expense Examples	10
Sector Allocation of Portfolio Assets	13
Schedules of Investments	17
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Statement of Cash Flows	44
Financial Highlights	45
Notes to Financial Statements	51
Notice to Shareholders	70
Householding	71
Approval of Investment Advisory Agreement	72
Privacy Notice	78

SCHARF FUNDS

TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2019
SCHARF FUND
					Since	Since
	6	One	Three	Five	Inception	Inception
Cumulative:	Months	Year	Year	Year	12/30/2011	1/28/2015
Scharf Fund – Institutional Class	0.79%	8.90%	23.16%	43.71%	117.78%	N/A
Scharf Fund – Retail Class	0.66%	8.54%	22.10%	N/A	N/A	27.73%
S&P 500® Index	-1.72%	9.50%	46.25%	67.81%	162.37%	54.38%
(with dividends reinvested)
Annualized:
Scharf Fund – Institutional Class	—	—	7.19%	7.52%	11.33%	N/A
Scharf Fund – Retail Class	—	—	6.88%	N/A	N/A	6.04%
S&P 500® Index	—	—	13.51%	10.91%	14.23%	10.98%
(with dividends reinvested)
SCHARF MULTI-ASSET OPPORTUNITY FUND
					Since	Since
	6	One	Three	Five	Inception	Inception
Cumulative:	Months	Year	Year	Year	12/31/2012	1/21/2016
Scharf Multi-Asset Opportunity
Fund – Institutional Class	1.00%	6.75%	19.03%	31.71%	61.63%	N/A
Scharf Multi-Asset Opportunity
Fund – Retail Class	0.89%	6.50%	18.11%	N/A	N/A	25.88%
Lipper Balanced Funds Index	0.20%	4.44%	24.89%	32.64%	57.19%	33.64%
(with dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	4.63%	4.48%	6.20%	14.48%	14.23%	8.44%
S&P 500® Index
(with dividends reinvested)	-1.72%	9.50%	46.25%	67.81%	126.18%	61.94%
Annualized:
Scharf Multi-Asset Opportunity
Fund – Institutional Class	—	—	5.98%	5.66%	7.99%	N/A
Scharf Multi-Asset Opportunity
Fund – Retail Class	—	—	5.71%	N/A	N/A	7.48%
Lipper Balanced Funds Index	—	—	7.69%	5.81%	7.51%	9.51%
(with dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	—	—	2.03%	2.74%	2.15%	2.57%
S&P 500® Index
(with dividends reinvested)	—	—	13.51%	10.91%	13.96%	16.30%

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SCHARF GLOBAL OPPORTUNITY FUND
				Since
	6	One	Three	Inception
Cumulative:	Months	Year	Year	10/14/2014
Scharf Global Opportunity Fund	-0.75%	8.65%	32.80%	46.01%
MSCI All Country World Index (Net)	-2.13%	2.60%	35.56%	39.80%
Annualized:
Scharf Global Opportunity Fund	—	—	9.92%	8.86%
MSCI All Country World Index (Net)	—	—	10.67%	7.80%
SCHARF ALPHA OPPORTUNITY FUND
				Since
	6	One	Three	Inception
Cumulative:	Months	Year	Year	12/31/2015
Scharf Alpha Opportunity Fund	1.59%	4.29%	1.56%	3.68%
HFRX Equity Hedge Index	-3.15%	-5.14%	8.85%	5.66%
Bloomberg Barclays U.S. Aggregate Bond Index	4.63%	4.48%	6.20%	9.42%
S&P 500® Index (with dividends reinvested)	-1.72%	9.50%	46.25%	48.22%
Annualized:
Scharf Alpha Opportunity Fund	—	—	0.52%	1.12%
HFRX Equity Hedge Index	—	—	2.87%	1.71%
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.03%	2.81%
S&P 500® Index (with dividends reinvested)	—	—	13.51%	12.88%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.

The gross expense ratios, as of the Funds’ registration statement dated January 28, 2019, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund are 1.12%, 1.37%, 1.46%, 1.71%, 1.88%, and 3.02%, respectively.  The net expense ratios, as of the Funds’ registration statement dated January 28, 2019, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund represent the percentages paid by investors and are 1.00%, 1.25%, 0.99%, 1.24%, 0.70%, and 1.97%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses, interest, taxes and extraordinary expenses. Scharf Investments, LLC (the “Adviser”), the Funds’ investment adviser, has contractually agreed to waive fees through January 27, 2020 for the Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund.  The Scharf Fund charges a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 60 days of purchase.  The Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund charge a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 15 days of purchase.  Had a redemption fee been included, returns would be lower.

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Dear Fellow Shareholders,

For the fiscal six months ended March 31, 2019, the Scharf Fund Institutional Class and Retail Class returned 0.79% and 0.66%, respectively, compared to the -1.72% return for the S&P 500® Index (“S&P 500”).  The key contributors to relative performance for the period were Dollar Tree, Inc., Starbucks Corp., Heineken N.V., and Aon plc.  The key detractors from relative performance were CVS Health Corp., Allergan plc, Sherwin-Williams Co., and Apple, Inc.  When looking over the past twelve months, the Scharf Fund Institutional Class and Retail Class returned 8.90% and 8.54%, respectively, compared to the 9.50% return for the S&P 500.

For the fiscal six months ended March 31, 2019, the Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class returned 1.00% and 0.89%, respectively, compared to the 0.20% return for the Lipper Balanced Funds Index, 4.63% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and -1.72% return for the S&P 500.  The key contributors to relative performance for the period were Dollar Tree, Inc., Starbucks Corp., Heineken N.V., and Hershey Co.  The key detractors from relative performance for the period were CVS Health Corp., Allergan plc, Apple, Inc., and Sherwin-Williams Co.  When looking at the performance over the past twelve months, the Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class returned 6.75% and 6.50%, respectively, compared to the 4.44% return for the Lipper Balanced Funds Index, 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 9.50% return for the S&P 500.

For the fiscal six months ended March 31, 2019, the Scharf Global Opportunity Fund returned -0.75% compared to the -2.13% return for the MSCI All Country World Index (Net).  The key contributors to relative performance for the period were Starbucks Corp., Dollar Tree, Inc., Heineken N.V., and Comcast Corp. – Class A.  The key detractors from relative performance were CVS Health Corp., Allergan plc, Sony Corp., and Baidu, Inc. – ADR.  When looking at the performance over the past twelve months, the Scharf Global Opportunity Fund has returned 8.65% compared to the 2.60% return of the MSCI All Country World Index (Net).

For the fiscal six months ended March 31, 2019, the Scharf Alpha Opportunity Fund returned 1.59% compared to the -3.15% return for the HFRX Equity Hedge Index, the 4.63% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and -1.72% return for the S&P 500.  The key contributors to relative performance for the period were Starbucks Corp., Dollar Tree, Inc., Comcast Corp. – Class A, and Heineken N.V.  The key detractors from relative performance were CVS Health Corp., Allergan plc, Sherwin-Williams Co., and Walgreens Boots Alliance Inc.  When looking over the past twelve months, the Scharf Alpha Opportunity Fund has returned 4.29% compared to the -5.14% return of the HFRX Equity Hedge Index, 4.48% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 9.50% return for the S&P 500.

MARKET COMMENTARY

A year ago, we were discussing the historic complacency of investors as measured by a lack of volatility in the equity markets.  We thought it curious that the same investors who cheered the Fed’s accommodative policies from 2009-2015 seemed to virtually ignore their retrenchment since 2016.  Similar to Dr. Frankenstein in Mary Shelley’s classic novel, the Fed has conducted an unorthodox experiment and created an intelligent but ambiguous creature –zero interest rates.  The creature roamed the investment landscape unfettered and inflated asset prices near and far for nearly a decade.  Now that the oddity is being wrangled, market

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participants are rightly scared about what happens next.  As a result, volatility exploded with the number of daily 1% or more S&P 500 moves increasing from 8 in 2017 to 64 in 2018.  There were ten 1% moves in December alone.

Meanwhile, asset prices dropped notably across the board in 2018.  Cash was the asset class leader in Q4 with the S&P 500 and most other asset classes down double digits.  Growth stocks, run away market leaders since 2009, were notable laggards in Q4, and remain historically expensive versus value stocks.  Investors should take heed of the quarter’s warning and closely scrutinize their investments and reassess individual risk tolerance and investment goals.

Asset Class	2018 Return	Q4 2018 Return
Oil (United States Oil Fund LP)	-19.6%	-37.8%
Non-US Stocks (MSCI ACWI ex. US)	-13.8%	-11.4%
Small Cap Stocks (Russell 2000)	-11.0%	-20.2%
Hedge Funds (HFRX Equity Hedge Index)	-9.5%	-8.6%
Value Stocks (Russell 1000 Value)	-8.3%	-11.7%
Stock/Bond Blend (Lipper Balanced Funds Index)	-4.7%	-7.7%
US Stocks (S&P 500)	-4.4%	-13.5%
Growth Stocks (Russell 1000 Growth)	-1.5%	-15.9%
US Treasury Bond (iShares 7-10 Year Treasury Bond ETF)	1.0%	3.9%
Cash (BofAML 0-3 Month US T-Bill Index)	1.8%	0.6%
Source: Bloomberg

Clearly, there is a myriad of additional risks that may upend a decade of economic expansion and market appreciation – domestic political discord, international conflict between China and the U.S., expanding U.S. budget deficits during good economic times, all time highs for global corporate debt as a percentage of GDP, China’s industrial production contraction and all time high debt levels, U.S. wage pressures and slowing global economic growth.  The Organization of Economic Co-operation and Development’s (OECD) composite leading indicators, “designed to anticipate turning points in global economic activity relative to trend six to nine months ahead,” has now slowed each and every month since January 2018.  Keep in mind, the OECD U.S. index has also been contracting since April.

When the Monster is at Your Door

Hoping the recent volatility subsides and the market returns to an escalator-like return experience is not an investment strategy.  Capitalizing on price swings and strengthening a portfolio with higher quality investments is one.

A key investment criterion we employ at Scharf Investments is superior earnings predictability or resilience.  High earnings predictability companies sell goods and services necessary in all sorts of economic climates, thereby removing the pitfalls of timing the purchase of stocks with wide earnings ranges.  Examples of leading companies, but nevertheless ones with low earnings predictability, include semi-conductor makers like Nvidia, which recently surprised investors by reducing earnings guidance by 30%.  An investor who purchased Nvidia at the close on September 24, 2018 at $281 per share is now down roughly 50%.  That same investor now needs Nvidia’s stock to appreciate roughly 100% to return to par.

Investing in a basket of high earnings predictability companies has been, we believe, key to our historical outperformance during economic and market contractions.  We typically seek

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companies with top decile earnings predictability and, in fact, have been intentionally increasing our portfolio’s median earnings predictability over the last few years.  It currently stands at 90 compared to just 67 for the S&P 500.

Source: Value Line

Earnings resilience offers some fundamental protection from the volatility monster as investors seek economic visibility in a crisis.  We painstakingly evaluate companies and their ability to deliver consistent earnings by not only modeling their future prospects but also reviewing their prior results in contractionary times.  The charts below summarize the current (as of 12/31/2018) portfolio’s earnings resilience during the Global Financial Crisis.  In other words, the chart shows what our companies we hold NOW actually did THEN.  Of course, companies and circumstances change, so past performance is no guarantee of future results, but directionally we believe a review to be instructive.

The charts underscore a terrifically important message in times of market volatility: a select portfolio of companies with high quality earnings is NOT “the market.”

Our current holdings delivered double digit earnings growth in the teeth of the Global Financial Crisis, the worst economic environment since the Great Depression.  Meanwhile, the S&P 500 – comprised of “the good, the bad and the ugly” – suffered two years of double digit earnings declines.  It is hardly surprising then that a basket of higher earnings predictability companies handily outperformed the market during the crisis and had recouped crisis losses by Q3 2009.  Investors in the S&P 500 had to wait two and half years later – until Q1 2012 – to accomplish

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the same feat!  When thinking about portfolio performance over a full market cycle, a Michael Jordan quote comes to mind – “Its not (important) how you start, its how you finish.”

INVESTMENT STRATEGY

The recent volatility has provided us an exciting opportunity to upgrade the portfolio in terms of both earnings predictability and balance sheet strength.

One of the many real-world implications of the extended low interest rate policy is that corporations have assumed record levels of debt.  Debt becomes a fixed cost when the economy and revenues contract and impairs shareholder earnings.  Amidst the market’s gyrations we have reduced exposure to portfolio companies with higher levels of debt and added exposure to companies with either lower levels of debt or even better, net cash positions.  Many of the companies we have trimmed or sold, while offering strong earnings to date, had nevertheless assumed historically high debt levels to finance recent acquisitions.  Disney, and their pending acquisition of 21st Century Fox, is a prime example.

Source: St. Louis Federal Reserve Economic Data

In tandem, the recent general decline in prices has allowed us to add exposure to highly recurrent earnings names like Heineken N.V. (beverage), Compass Group plc (cafeteria services), Cerner Corp. (healthcare software) and Cognizant Technology Solutions Corp. – Class A (IT consulting and business outsourcing).  We believe the current portfolio companies, selected for their very ability to persist through either expansion or contraction, offer compelling investment prospects and are attractively priced.  We estimate the current portfolios future 3 year EPS growth to be 11%, consistent with their 10 year trailing 13% growth and a heady tonic for the volatility monster.

IN CLOSING

For over 30 years, Scharf Investments, LLC has operated as an independent, employee-owned firm dedicated to providing the highest quality investment management services.  During this time, the firm has established a track record based on a disciplined investment approach.  That approach continues today with the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund.

One of our core beliefs has always been that our personal interests should be aligned with those of our clients.  As such, every member of our investment committee is invested alongside our clients.  On a personal level, as the first and one of the largest individual shareholders in each of

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the Funds, my family has a significant interest in the Funds’ success.  As a shareholder, I hope you take comfort in the knowledge that having our own money invested alongside yours will be a powerful motivator to sharpen our focus.

We thank you for the trust and confidence you have placed in us.  We welcome your comments and questions.

Brian Krawez
President and Portfolio Manager

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in securities representing equity or debt.  These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods.  These risks are greater for emerging markets.  The Funds may invest in exchange-traded funds (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund.  The Funds follow an investment style that favors relatively low valuations.  Investment in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Scharf Alpha Opportunity Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Scharf Alpha Opportunity Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

MSCI All Country World Index (Net) is a broad measure of stock performance throughout the world, with the exception of U.S. based companies.

The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.

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The S&P 500 Growth Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.

The S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000® Growth Index is an unmanaged market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled companies that are included in the Russell 1000 Index. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

Par value, when referring to bonds, means the face value, or value at which the bond will be redeemed at maturity.

You cannot invest directly in an index.

Price to Earnings Ratio (P/E) is a valuation ratio of a company’s current share price compared to its per-share earnings.  Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Earnings Per Share is the portion of a company’s profit allocated to each outstanding share of common stock and serves as an indicator of a company’s profitability.

Value Line is an independent investment research and financial publishing firm.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

The Scharf Funds are distributed by Quasar Distributors, LLC.

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EXPENSE EXAMPLES at March 31, 2019 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund at the beginning of the period and held for the entire period (10/1/18-3/31/19).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited.  Per the operating expense limitation agreement, the actual net expenses are being limited to 0.99% and 1.24%, for the Scharf Fund Institutional Class and Retail Class, respectively, 0.98% and 1.23% for the Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class, respectively, 0.70% for the Scharf Global Opportunity Fund, and 1.00% for the Scharf Alpha Opportunity Fund.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

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EXPENSE EXAMPLES at March 31, 2019 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Scharf Fund	10/1/18	3/31/19	10/1/18-3/31/19	Ratio*
Institutional Class
Actual	$1,000.00	$1,007.90	$4.81	0.96%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Retail Class
Actual	$1,000.00	$1,006.60	$6.20	1.24%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.75	$6.24	1.24%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Multi-Asset	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/18	3/31/19	10/1/18-3/31/19	Ratio*
Institutional Class
Actual	$1,000.00	$1,010.00	$4.91	0.98%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Retail Class
Actual	$1,000.00	$1,008.90	$6.16	1.23%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.19	1.23%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/18	3/31/19	10/1/18-3/31/19	Ratio*
Retail Class
Actual	$1,000.00	$ 992.50	$2.83	0.57%
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.09	$2.87	0.57%

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EXPENSE EXAMPLES at March 31, 2019 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
Scharf Alpha	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/18	3/31/19	10/1/18-3/31/19	Ratio*
Retail Class
Actual(1)	$1,000.00	$1,015.90	$8.29	1.65%
Hypothetical (5% return
before expenses)(1)	$1,000.00	$1,016.70	$8.30	1.65%

(1)	Excluding interest expense and dividends on short positions, your actual expenses would be $4.45 and your hypothetical expenses would be $4.46.

*
Expenses are equal to the Fund’s annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

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SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2019 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2019 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2019 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF Alpha OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2019 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total long investments.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares	COMMON STOCKS – 86.11%	Value
	Banks – 1.77%
142,500	Wells Fargo & Co.	$6,885,600

	Beverages – 3.82%
140,473	Heineken N.V. (b)	14,824,782

	Chemicals – 1.96%
17,646	Sherwin-Williams Co.	7,600,309

	Communications Equipment – 1.90%
52,649	Motorola Solutions, Inc.	7,392,973

	Diversified Financial Services – 3.72%
71,910	Berkshire Hathaway, Inc. – Class B (a)	14,446,000

	Food & Staples Retailing – 5.53%
222,923	CVS Health Corp.	12,022,237
149,380	Walgreens Boots Alliance, Inc.	9,451,273
		21,473,510
	Food Products – 3.94%
133,385	Hershey Co.	15,316,600

	Health Care Providers & Services – 2.22%
73,509	McKesson Corp.	8,604,964

	Health Care Technology – 2.33%
158,499	Cerner Corp. (a)	9,067,728

	Hotels, Restaurants & Leisure – 4.10%
348,480	Compass Group plc (b)	8,190,265
104,011	Starbucks Corp.	7,732,178
		15,922,443
	Insurance – 4.31%
98,152	Aon plc	16,754,546

	Interactive Media & Services – 2.58%
8,556	Alphabet, Inc. – Class C (a)	10,038,840

	Internet & Direct Marketing Retail – 4.04%
8,996	Booking Holdings, Inc. (a)	15,697,210

	Internet Media – 1.72%
40,520	Baidu, Inc. – ADR (a)	6,679,722

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 86.11%, Continued	Value
	IT Services – 4.20%
225,310	Cognizant Technology Solutions Corp. – Class A	$16,323,709

	Media – 6.20%
392,469	Comcast Corp. – Class A	15,690,911
91,710	Liberty Broadband Corp. (a)	8,413,475
		24,104,386
	Multiline Retail – 3.80%
140,477	Dollar Tree, Inc. (a)	14,755,704

	Pharmaceuticals – 5.96%
98,382	Allergan plc	14,404,109
91,096	Novartis AG – ADR	8,757,969
		23,162,078
	Road & Rail – 4.02%
134,636	Kansas City Southern	15,615,083

	Software – 14.01%
287,646	CDK Global, Inc.	16,919,338
193,594	Microsoft Corp.	22,832,476
273,447	Oracle Corp.	14,686,838
		54,438,652
	Specialty Retail – 3.98%
90,563	Advance Auto Parts, Inc.	15,443,708
	TOTAL COMMON STOCKS
	(Cost $279,876,788)	334,548,547

	PREFERRED STOCK – 2.07%
	Semiconductors &
	Semiconductor Equipment – 2.07%
251,560	Samsung Electronics Co., Ltd., 2.96% (b)	8,033,697
	TOTAL PREFERRED STOCK
	(Cost $4,082,982)	8,033,697

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS – 11.59%	Value
	Money Market Fund – 2.70%
10,494,168	First American Treasury Obligations
	Fund, Class Z, 2.33% (c)	$10,494,168
	TOTAL MONEY MARKET FUND
	(Cost $10,494,168)	10,494,168

Principal
Amount
	U.S. Treasury Bills – 8.89%
$23,300,000	2.33%, 4/25/19 (d)	23,263,749
11,347,000	2.36%, 6/6/19 (d)	11,298,010
	TOTAL U.S. TREASURY BILLS
	(Cost $34,560,806)	34,561,759
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $45,054,974)	45,055,927
	Total Investments in Securities
	(Cost $329,014,744) – 99.77%	387,638,171
	Other Assets in Excess of Liabilities – 0.23%	883,306
	TOTAL NET ASSETS – 100.00%	$388,521,477

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2019.
(d)	Rate shown is the discount rate at March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares	COMMON STOCKS – 62.63%	Value
	Banks – 1.33%
14,735	Wells Fargo & Co.	$711,995

	Beverages – 2.58%
13,110	Heineken N.V. (b)	1,383,560

	Capital Markets – 0.63%
6,758	Oaktree Cap Group, LLC	335,535

	Chemicals – 1.39%
1,732	Sherwin-Williams Co.	745,990

	Communications Equipment – 1.37%
5,221	Motorola Solutions, Inc.	733,133

	Diversified Financial Services – 2.69%
7,175	Berkshire Hathaway, Inc. – Class B (a)	1,441,386

	Food & Staples Retailing – 3.94%
22,186	CVS Health Corp.	1,196,491
14,492	Walgreens Boots Alliance, Inc.	916,909
		2,113,400
	Food Products – 2.79%
13,009	Hershey Co.	1,493,823

	Health Care Providers & Services – 1.59%
7,282	McKesson Corp.	852,431

	Health Care Technology – 1.68%
15,718	Cerner Corp. (a)	899,227

	Hotels, Restaurants & Leisure – 4.24%
32,300	Compass Group plc (b)	759,141
234,000	Domino’s Pizza Group plc (b)	737,555
10,398	Starbucks Corp.	772,988
		2,269,684
	Insurance – 2.76%
8,649	Aon plc	1,476,384

	Interactive Media & Services – 1.84%
842	Alphabet, Inc. – Class C (a)	987,927

	Internet & Direct Marketing Retail – 2.83%
870	Booking Holdings, Inc. (a)	1,518,072

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 62.63%, Continued	Value
	Internet Media – 1.23%
3,985	Baidu, Inc. – ADR (a)	$656,927

	IT Services – 2.98%
22,025	Cognizant Technology Solutions Corp. – Class A	1,595,711

	Media – 4.38%
37,780	Comcast Corp. – Class A	1,510,445
9,137	Liberty Broadband Corp. (a)	838,228
		2,348,673
	Multiline Retail – 2.65%
13,540	Dollar Tree, Inc. (a)	1,422,242

	Pharmaceuticals – 4.22%
9,956	Allergan plc	1,457,658
8,371	Novartis AG – ADR	804,788
		2,262,446
	Road & Rail – 2.84%
13,135	Kansas City Southern	1,523,397

	Software – 9.81%
27,448	CDK Global, Inc.	1,614,491
18,466	Microsoft Corp.	2,177,880
27,214	Oracle Corp.	1,461,664
		5,254,035
	Specialty Retail – 2.86%
8,972	Advance Auto Parts, Inc.	1,529,995
	TOTAL COMMON STOCKS
	(Cost $27,833,156)	33,555,973

	PREFERRED STOCKS – 6.02%
	Closed-End Fund – 4.00%
42,653	GDL Fund – Series C, 4.00%	2,144,166

	Semiconductors &
	Semiconductor Equipment – 2.02%
33,900	Samsung Electronics Co., Ltd., 2.96% (b)	1,082,614
	TOTAL PREFERRED STOCKS
	(Cost $2,677,470)	3,226,780

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	EXCHANGE-TRADED FUND – 1.29%	Value
5,675	SPDR Gold Shares (a)	$692,407
	TOTAL EXCHANGE-TRADED FUND
	(Cost $687,809)	692,407

Principal
Amount	CORPORATE BONDS – 8.22%
	Beverages – 0.16%
	Coca-Cola European Partners LLC
$85,000	4.50%, 9/1/2021	87,229

	Communications Equipment – 0.76%
	Motorola Solutions, Inc.
400,000	3.50%, 9/1/2021	404,385

	Computer and Electronic
	Product Manufacturing – 0.19%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	99,567

	Consumer Finance – 0.10%
	Medtronic, Inc.
54,000	2.50%, 3/15/2020	53,952

	Food & Staples Retailing – 0.15%
	Walgreens Boots Alliance, Inc.
82,000	2.70%, 11/18/2019	81,946

	Health Care Providers & Services – 0.06%
	Express Scripts Holding Co.
34,000	2.25%, 6/15/2019	33,950

	Insurance – 0.06%
	American International Group, Inc.
34,000	2.30%, 7/16/2019	33,947

	Internet Software & Services – 0.10%
	eBay, Inc.
54,000	2.20%, 8/1/2019	53,898

	Media – 0.02%
	Viacom, Inc.
11,000	2.75%, 12/15/2019	10,957

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 8.22%, Continued	Value
	Petroleum and Coal
	Products Manufacturing – 3.04%
	Murphy Oil USA, Inc.
$1,022,000	6.00%, 8/15/2023	$1,051,383
557,000	5.625%, 5/1/2027	579,280
		1,630,663
	Securities and Commodity Contracts
	Intermediation and Brokerage – 3.29%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, (3 month LIBOR + 0.7675%) 6/1/2043 (c)	1,759,734

	Specialty Retail – 0.29%
	L Brands, Inc.
56,000	7.00%, 5/1/2020	58,100
90,000	6.625%, 4/1/2021	94,950
		153,050
	TOTAL CORPORATE BONDS
	(Cost $4,267,120)	4,403,278

	MUNICIPAL BONDS – 6.88%
	California Health Facilities Financing Authority,
	Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,357
	California Health Facilities Financing Authority,
	Revenue Bonds, Persons with
	Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	84,367
145,000	7.875%, 2/1/2026, Series 2011B	157,140
	California State, General Obligation, Highway Safety,
	Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	97,730
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	127,310
405,000	5.60%, 11/1/2020	425,173
745,000	6.65%, 3/1/2022, Series 2010	820,074
980,000	7.95%, 3/1/2036, Series 2010	1,026,863

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 6.88%, Continued	Value
	Commonwealth of Massachusetts, Build America Bonds
$205,000	4.20%, 12/1/2021	$210,574
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	37,929
15,000	4.988%, 4/1/2039	16,192
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	102,081
240,000	5.20%, 12/1/2022	259,080
25,000	5.30%, 12/1/2023	27,560
10,000	5.027%, 4/1/2024	10,227
	State of Florida, Build America Bonds
10,000	4.65%, 6/1/2020	10,035
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,105
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	15,905
	State of Illinois, Build America Bonds
100,000	5.547%, 4/1/2019	100,000
20,000	5.727%, 4/1/2020	20,522
	State of Maryland, Build America Bonds
10,000	4.10%, 3/1/2020	10,110
20,000	4.20%, 3/1/2021	20,588
5,000	4.55%, 8/15/2024	5,040
	State of Michigan, General Obligation, School Loan
	and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	42,838
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	35,719
	TOTAL MUNICIPAL BONDS
	(Cost $3,821,999)	3,683,519

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Principal
Amount	U.S. TREASURY NOTE – 2.31%	Value
$1,245,000	1.50%, 11/30/2019	$1,237,292
	TOTAL U.S. TREASURY NOTE
	(Cost $1,242,748)	1,237,292

	U.S. TREASURY INFLATION INDEXED NOTE – 1.93%
1,039,390	0.125%, 4/15/2020	1,034,643
	TOTAL U.S. TREASURY INFLATION
	INDEXED NOTE (Cost $1,024,779)	1,034,643

Shares	SHORT-TERM INVESTMENTS – 10.21%
	Money Market Fund – 3.74%
2,002,714	First American Treasury Obligations
	Fund, Class Z, 2.33% (d)	2,002,714
	TOTAL MONEY MARKET FUND
	(Cost $2,002,714)	2,002,714

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Principal
Amount		Value
	U.S. Treasury Bills – 6.47%
$100,000	2.33%, 4/25/19 (e)	$99,844
1,500,000	2.36%, 6/6/19 (e)	1,493,524
1,000,000	2.36%, 9/12/19 (e)	989,238
900,000	2.32%, 1/2/20 (e)	883,975
	TOTAL U.S. TREASURY BILLS
	(Cost $3,466,586)	3,466,581
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,469,300)	5,469,295
	Total Investments in Securities
	(Cost $47,024,381) – 99.49%	53,303,187
	Other Assets in Excess of Liabilities – 0.51%	272,894
	TOTAL NET ASSETS – 100.00%	$53,576,081

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2019.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2019.
(e)	Rate shown is the discount rate at March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares	COMMON STOCKS – 89.57%	Value
	Auto Components – 1.33%
9,632	Gentex Corp.	$199,190
11,208	Nexen Corp. (b)	61,219
		260,409
	Automobiles – 0.53%
4,600	Subaru Corp. (b)	104,696

	Beverages – 4.05%
7,524	Heineken N.V. (b)	794,043

	Chemicals – 1.93%
878	Sherwin-Williams Co.	378,163

	Diversified Financial Services – 3.93%
3,839	Berkshire Hathaway, Inc. – Class B (a)	771,217

	Food & Staples Retailing – 4.77%
17,352	CVS Health Corp.	935,793

	Food Products – 1.34%
2,758	Nestle SA – ADR	262,893

	Health Care Providers & Services – 3.03%
5,080	McKesson Corp.	594,665

	Hotels, Restaurants & Leisure – 9.69%
32,575	Compass Group plc (b)	765,605
360,500	Domino’s Pizza Group plc (b)	1,136,276
		1,901,881
	Household Durables – 2.41%
11,213	Sony Corp. – ADR	473,637

	Insurance – 6.47%
89,615	AIA Group Ltd. (b)	892,160
2,217	Aon plc	378,442
		1,270,602
	Interactive Media & Services – 2.43%
10,396	Tencent Holdings Ltd. – ADR	478,008

	Internet & Direct Marketing Retail – 3.92%
441	Booking Holdings, Inc. (a)	769,505

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 89.57%, Continued	Value
	Internet Media – 4.85%
5,780	Baidu, Inc. – ADR (a)	$952,833

	IT Services – 3.97%
10,754	Cognizant Technology Solutions Corp. – Class A	779,127

	Media – 3.87%
18,980	Comcast Corp. – Class A	758,821

	Multiline Retail – 1.98%
3,693	Dollar Tree, Inc. (a)	387,913

	Pharmaceuticals – 11.39%
7,173	Allergan plc	1,050,199
12,328	Novartis AG – ADR	1,185,214
		2,235,413
	Road & Rail – 4.10%
6,938	Kansas City Southern	804,669

	Software – 9.80%
6,940	CDK Global, Inc.	408,211
6,463	Microsoft Corp.	762,246
14,037	Oracle Corp.	753,927
		1,924,384
	Specialty Retail – 3.78%
4,353	Advance Auto Parts, Inc.	742,317
	TOTAL COMMON STOCKS
	(Cost $15,944,114)	17,580,989

	PREFERRED STOCKS – 7.50%
	Auto Components – 0.57%
14,157	Nexen Corp., 2.19% (b)	45,523
19,043	Nexen Tire Corp., 2.65% (b)	66,351
		111,874
	Capital Markets – 0.33%
2,000	Korea Investment Holdings Co., Ltd., 5.11% (b)	64,312

	Containers & Packaging – 0.05%
5,450	NPC, 4.62% (b)	10,395

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	PREFERRED STOCKS – 7.50%, Continued	Value
	Personal Products – 0.47%
1,440	AMOREPACIFIC Group, 1.06% (b)	$37,044
75	LG Household & Health Care Ltd., 1.11% (b)	55,237
		92,281
	Semiconductors &
	Semiconductor Equipment – 6.08%
37,380	Samsung Electronics Co., Ltd., 2.96% (b)	1,193,749
	TOTAL PREFERRED STOCKS
	(Cost $1,075,276)	1,472,611

	MONEY MARKET FUND – 2.73%
536,771	First American Treasury Obligations
	Fund, Class Z, 2.33% (c)	536,771
	TOTAL MONEY MARKET FUND
	(Cost $536,771)	536,771
	Total Investments in Securities
	(Cost $17,556,161) – 99.80%	19,590,371
	Other Assets in Excess of Liabilities – 0.20%	38,272
	TOTAL NET ASSETS – 100.00%	$19,628,643

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

COUNTRY ALLOCATION

Country	% of Net Assets
United States	56.3%
United Kingdom	9.7%
Republic of Korea	7.8%
Switzerland	7.4%
Cayman Islands	7.3%
Hong Kong	4.5%
Netherlands	4.0%
Japan	3.0%
100.0%

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

Shares	COMMON STOCKS – 97.58%	Value
	Banks – 2.87%
11,374	Wells Fargo & Co.	$549,592

	Beverages – 4.01%
7,268	Heineken N.V. (b)	767,027

	Chemicals – 2.08%
925	Sherwin-Williams Co. (d)	398,407

	Communications Equipment – 2.10%
2,866	Motorola Solutions, Inc. (d)	402,444

	Diversified Financial Services – 4.30%
4,099	Berkshire Hathaway, Inc. – Class B (a) (d)	823,447

	Food & Staples Retailing – 5.84%
11,748	CVS Health Corp. (d)	633,569
7,677	Walgreens Boots Alliance, Inc. (d)	485,724
		1,119,293
	Food Products – 4.18%
6,962	Hershey Co.	799,446

	Health Care Providers & Services – 3.74%
6,112	McKesson Corp. (d)	715,471

	Health Care Technology – 2.05%
6,844	Cerner Corp. (a)	391,545

	Hotels, Restaurants & Leisure – 4.70%
18,855	Compass Group plc (b)	443,146
6,134	Starbucks Corp.	456,002
		899,148
	Insurance – 4.21%
4,718	Aon plc (d)	805,363

	Interactive Media & Services – 2.71%
442	Alphabet, Inc. – Class C (a)	518,603

	Internet & Direct Marketing Retail – 4.07%
446	Booking Holdings, Inc. (a) (d)	778,230

	Internet Media – 1.88%
2,178	Baidu, Inc. – ADR (a)	359,043

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 97.58%, Continued	Value
	IT Services – 4.60%
12,162	Cognizant Technology Solutions Corp. – Class A (d)	$881,137

	Media – 7.37%
23,175	Comcast Corp. – Class A (d)	926,537
5,281	Liberty Broadband Corp. (a)	484,479
		1,411,016
	Multiline Retail – 3.19%
5,807	Dollar Tree, Inc. (a)	609,967

	Pharmaceuticals – 9.19%
6,394	Allergan plc (d)	936,145
8,575	Novartis AG – ADR (d)	824,401
		1,760,546
	Road & Rail – 4.43%
7,307	Kansas City Southern (d)	847,466

	Software – 15.16%
15,157	CDK Global, Inc.	891,535
10,629	Microsoft Corp. (d)	1,253,584
14,102	Oracle Corp. (d)	757,418
		2,902,537
	Specialty Retail – 3.84%
4,311	Advance Auto Parts, Inc. (d)	735,155

	Technology Hardware,
	Storage & Peripherals – 1.06%
206	Samsung Electronics Co., Ltd. (b)	202,086
	TOTAL COMMON STOCKS
	(Cost $16,528,720)	18,676,969

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited), Continued

Shares	MONEY MARKET FUND – 1.78%	Value
341,412	First American Treasury Obligations
	Fund, Class Z, 2.33% (c)	$341,412
	TOTAL MONEY MARKET FUND
	(Cost $341,412)	341,412
	Total Investments in Securities
	(Cost $16,870,132) – 99.36%	19,018,381
	Other Assets in Excess of Liabilities – 0.64%	122,281
	TOTAL NET ASSETS – 100.00%	$19,140,662

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2019.
(d)	All or a portion of the security has been segregated for open short positions.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2019 (Unaudited)

Shares	SECURITIES SOLD SHORT – 56.56%	Value
	Exchange-Traded Funds – 56.56%
30,495	Invesco QQQ Trust Series 1	$5,478,732
18,932	SPDR S&P 500 ETF Trust	5,347,911
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $9,848,036)	$10,826,643

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2019 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$329,014,744 and $47,024,381, respectively)	$387,638,171	$53,303,187
Receivables:
Investments sold	387,662	—
Fund shares issued	982,823	281,732
Dividends and interest	264,504	142,311
Dividend tax reclaim	104,926	14,761
Prepaid expenses	27,460	23,082
Total assets	389,405,546	53,765,073
LIABILITIES
Payables:
Investments purchased	—	91,734
Fund shares redeemed	406,820	25,025
Advisory fees	255,373	22,619
Shareholder servicing fees	68,652	9,820
Administration and fund accounting fees	52,344	12,390
Audit fees	10,960	10,960
12b-1 distribution fees	48,951	4,453
Custody fees	11,086	4,513
Transfer agent fees and expenses	10,912	3,513
Shareholder reporting	16,393	2,205
Chief Compliance Officer fee	1,760	1,760
Legal fees	720	—
Accrued other expenses	98	—
Total liabilities	884,069	188,992
NET ASSETS	$388,521,477	$53,576,081
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$318,805,338	$48,003,715
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	7,366,634	1,514,268
Net asset value, offering and redemption price per share	$43.28	$31.70
Retail Shares
Net assets applicable to shares outstanding	$69,716,139	$5,572,366
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	1,617,620	175,999
Net asset value, offering and redemption price per share	$43.10	$31.66
COMPOSITION OF NET ASSETS
Paid-in capital	$310,858,103	$45,594,105
Total distributable earnings	77,663,374	7,981,976
Net assets	$388,521,477	$53,576,081

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2019 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$17,556,161 and $16,870,132, respectively)	$19,590,371	$19,018,381
Cash	—	13,540
Deposits at broker for short securities	—	10,971,928
Receivables:
Fund shares issued	—	5,500
Dividends and interest	57,399	7,774
Dividend tax reclaim	11,347	7,620
Due from Adviser (Note 4)	7,941	3,842
Prepaid expenses	13,631	17,102
Total assets	19,680,689	30,045,687
LIABILITIES
Securities sold short (proceeds $0
and $9,848,036, respectively)	—	10,826,643
Payables:
Dividends on short positions	—	23,345
Shareholder servicing fees	6,612	5,827
Administration and fund accounting fees	8,258	8,099
Audit fees	10,213	10,212
12b-1 distribution fees	18,179	21,217
Custody fees	3,792	3,403
Transfer agent fees and expenses	1,998	2,053
Shareholder reporting	1,230	1,161
Chief Compliance Officer fee	1,760	1,760
Accrued other expenses	4	1,305
Total liabilities	52,046	10,905,025
NET ASSETS	$19,628,643	$19,140,662
CALCULATION OF NET ASSET VALUE PER SHARE
Retail Shares
Net assets applicable to shares outstanding	$19,628,643	$19,140,662
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	692,121	787,696
Net asset value, offering and
redemption price per share	$28.36	$24.30
COMPOSITION OF NET ASSETS
Paid-in capital	$16,034,572	$18,529,111
Total distributable earnings	3,594,071	611,551
Net assets	$19,628,643	$19,140,662

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2019 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $66,176 and $7,081, respectively)	$2,716,611	$316,948
Interest	389,478	259,250
Total income	3,106,089	576,198
Expenses
Advisory fees (Note 4)	1,739,075	257,450
Shareholder servicing fees – Institutional Class (Note 6)	113,485	22,831
Shareholder servicing fees – Retail Class (Note 6)	33,280	3,174
Administration and fund accounting fees (Note 4)	127,094	37,196
12b-1 distribution fees – Retail Class (Note 5)	83,200	7,936
Transfer agent fees and expenses (Note 4)	28,682	11,755
Registration fees	23,685	15,709
Custody fees (Note 4)	19,562	7,330
Reports to shareholders	11,232	1,195
Audit fees	10,974	10,974
Trustee fees and expenses	9,518	7,350
Miscellaneous expenses	5,913	3,186
Chief Compliance Officer fee (Note 4)	4,760	4,760
Legal fees	4,074	3,777
Insurance expense	3,511	1,058
Total expenses	2,218,045	395,681
Less: advisory fee waiver (Note 4)	(249,004)	(132,895)
Net expenses	1,969,041	262,786
Net investment income	1,137,048	313,412
REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	23,721,195	2,046,321
Foreign currency	(3,714)	(50)
Net change in unrealized depreciation on:
Investments	(22,747,584)	(1,887,805)
Foreign currency	(1,248)	(438)
Net realized and unrealized gain on
investments and foreign currency	968,649	158,028
Net Increase in Net Assets
Resulting from Operations	$2,105,697	$471,440

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2019 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $10,482 and $4,039, respectively)	$184,627	$150,205
Interest	10,902	59,498
Total income	195,529	209,703
Expenses
Advisory fees (Note 4)	112,701	100,498
Administration and fund accounting fees (Note 4)	25,883	25,544
12b-1 distribution fees – Retail Class (Note 5)	14,799	15,227
Registration fees	12,183	12,561
Shareholder servicing fees – Retail Class (Note 6)	10,246	9,136
Audit fees	10,225	10,226
Custody fees (Note 4)	7,883	6,726
Trustee fees and expenses	7,324	7,174
Transfer agent fees and expenses (Note 4)	6,413	6,763
Chief Compliance Officer fee (Note 4)	4,760	4,760
Legal fees	3,693	3,693
Miscellaneous expenses	3,604	6,275
Insurance expense	924	884
Reports to shareholders	852	795
Interest expense (Note 7)	—	38
Total expenses before dividends
on short positions	221,490	210,300
Dividends on short positions	—	77,957
Total expenses before advisory fee waiver
and expense reimbursement	221,490	288,257
Less: advisory fee waiver and
expense reimbursement (Note 4)	(157,162)	(120,386)
Net expenses	64,328	167,871
Net investment income	131,201	41,832
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, FOREIGN CURRENCY
AND SECURITIES SOLD SHORT
Net realized gain/(loss) on:
Investments	1,077,885	966,280
Foreign currency	(305)	49
Securities sold short	—	(796,578)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,049,178)	(871,181)
Foreign currency	(449)	(5)
Securities sold short	—	971,678
Net realized and unrealized gain/(loss) on investments,
foreign currency and securities sold short	(972,047)	270,243
Net Increase/(Decrease) in Net Assets
Resulting from Operations	$(840,846)	$312,075

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,137,048	$2,762,190
Net realized gain/(loss) from:
Investments	23,721,195	37,326,161
Foreign currency	(3,714)	4,956
Net change in unrealized depreciation on:
Investments	(22,747,584)	(1,872,835)
Foreign currency	(1,248)	(297)
Net increase in net assets resulting from operations	2,105,697	38,220,175
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class shares	(28,255,080)	(13,115,918)
Net dividends and distributions to shareholders –
Retail Class shares	(5,377,670)	(2,185,843)
Total distributions to shareholders	(33,632,750)	(15,301,761)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(521,153)	(179,275,337)
Total decrease in net assets	(32,048,206)	(156,356,923)
NET ASSETS
Beginning of period	420,569,683	576,926,606
End of period	$388,521,477	$420,569,683

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	740,071	$30,863,903	918,803	$40,683,762
Shares issued on
reinvestments of distributions	651,632	28,129,135	294,773	13,070,222
Shares redeemed*	(1,521,516)	(63,766,105)	(4,791,034)	(210,561,075)
Net decrease	(129,813)	$(4,773,067)	(3,577,458)	$(156,807,091)
* Net of redemption fees of		$4,857		$3,164

Retail Class
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	284,324	$11,549,020	94,182	$4,196,546
Shares issued on
reinvestments of distributions	124,893	5,376,209	49,331	2,179,918
Shares redeemed*	(306,992)	(12,673,315)	(653,191)	(28,844,711)
Net increase/(decrease)	102,225	$4,251,914	(509,678)	$(22,468,247)
* Net of redemption fees of		$1,886		$65

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$313,412	$610,400
Net realized gain/(loss) from:
Investments	2,046,321	2,911,525
Foreign currency	(50)	(1,987)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,887,805)	(53,551)
Foreign currency	(438)	273
Net increase in net assets resulting from operations	471,440	3,466,660
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class	(2,944,104)	(1,184,539)
Net dividends and distributions to shareholders –
Retail Class	(411,268)	(164,551)
Total distributions to shareholders	(3,355,372)	(1,349,090)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	2,733,446	(17,449,572)
Total decrease in net assets	(150,486)	(15,332,002)
NET ASSETS
Beginning of period	53,726,567	69,058,569
End of period	$53,576,081	$53,726,567

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	135,965	$4,232,793	152,690	$4,967,643
Shares issued on
reinvestments of distributions	97,356	2,943,076	36,628	1,184,198
Shares redeemed	(99,994)	(3,076,454)	(669,433)	(21,676,720)
Net increase/(decrease)	133,327	$4,099,415	(480,115)	$(15,524,879)

Retail Class
	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	26,301	$849,386
Shares issued on
reinvestments of distributions	13,613	411,268	5,099	164,551
Shares redeemed	(57,724)	(1,777,237)	(91,087)	(2,938,630)
Net decrease	(44,111)	$(1,365,969)	(59,687)	$(1,924,693)

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$131,201	$281,568
Net realized gain/(loss) from:
Investments	1,077,885	2,412,864
Foreign currency	(305)	(1,216)
Purchased options	—	(89,226)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,049,178)	499,805
Foreign currency	(449)	(238)
Purchased options	—	17,780
Net increase/(decrease) in net
assets resulting from operations	(840,846)	3,121,337
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(2,215,779)	(1,811,431)
Total distributions to shareholders	(2,215,779)	(1,811,431)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(5,667,323)	(3,264,460)
Total decrease in net assets	(8,723,948)	(1,954,554)
NET ASSETS
Beginning of period	28,352,591	30,307,145
End of period	$19,628,643	$28,352,591

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	14,971	$437,958	162,303	$4,782,771
Shares issued on
reinvestments of distributions	82,036	2,215,780	61,634	1,811,431
Shares redeemed*	(310,608)	(8,321,061)	(336,697)	(9,858,662)
Net decrease	(213,601)	$(5,667,323)	(112,760)	$(3,264,460)
* Net of redemption fees of		$—		$4

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$41,832	$(18,359)
Net realized gain/(loss) from:
Investments	966,280	1,726,775
Foreign currency	49	(26)
Securities sold short	(796,578)	(2,399,251)
Net change in unrealized appreciation/(depreciation) on:
Investments	(871,181)	428,206
Foreign currency	(5)	(4)
Securities sold short	971,678	391,800
Net increase in net assets
resulting from operations	312,075	129,141
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	—	(463,472)
Total distributions to shareholders	—	(463,472)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(2,165,489)	(3,800,988)
Total decrease in net assets	(1,853,414)	(4,135,319)
NET ASSETS
Beginning of period	20,994,076	25,129,395
End of period	$19,140,662	$20,994,076

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2019		Year Ended
	(Unaudited)		September 30, 2018
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	47,339	$1,139,861	112,877	$2,660,266
Shares issued on
reinvestments of distributions	—	—	16,096	382,590
Shares redeemed*	(137,321)	(3,305,350)	(289,635)	(6,843,844)
Net decrease	(89,982)	$(2,165,489)	(160,662)	$(3,800,988)
* Net of redemption fees of		$172		$52

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENT OF CASH FLOWS For the Six Months Ended March 31, 2019 (Unaudited)

Increase/(decrease) in cash —

Cash flows from operating activities:
Net increase/(decrease) in net assets from operations	$312,075
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(7,100,024)
Proceeds for sales of investment securities	8,551,490
Proceeds on securities sold short	2,989,843
Closed short sale transactions	(3,794,537)
Proceeds for short-term investments, net	(91,713)
Decrease in deposits at broker	871,077
Increase in dividends and interest receivable	(4,624)
Increase in due from Adviser	(2,411)
Increase in prepaid expenses and other assets	(6,423)
Decrease in payable for dividends on short positions	(24,242)
Decrease in accrued administration fees	(483)
Increase in 12b-1 distribution and service fees	5,720
Increase in compliance fees	261
Increase in custody fees	1,280
Decrease in transfer agent fees and expenses	(203)
Decrease in other accrued expenses	(9,396)
Unrealized depreciation on securities	(100,465)
Net realized gain on investments	(169,734)
Proceeds received through merger	749,070
Net cash provided by operating activities	2,176,561

Cash flows from financing activities:
Proceeds from shares sold	1,134,361
Payment on shares redeemed	(3,315,020)
Distributions paid in cash	—
Net cash used in financing activities	(2,180,659)

Net decrease in cash	(4,098)

Cash:
Beginning balance	17,638
Ending balance	$13,540

Supplemental information:
Non-cash financing activities not included herein consists of dividend
reinvestment of dividends and distributions	$—
Cash paid for interest	$38

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$46.72		$44.08	$40.47	$38.24	$39.00	$32.43

Income from
investment operations:
Net investment income^	0.13		0.26	0.09	0.06	0.03	0.05
Net realized and unrealized
gain on investments and
foreign currency	0.16		3.61	3.59	3.53	0.60	6.56
Total from
investment operations	0.29		3.87	3.68	3.59	0.63	6.61

Less distributions:
From net
investment income	(0.39)		(0.08)	(0.07)	(0.02)	(0.03)	(0.02)
From net realized
gain on investments	(3.34)		(1.15)	—	(1.34)	(1.36)	(0.02)
Total distributions	(3.73)		(1.23)	(0.07)	(1.36)	(1.39)	(0.04)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$43.28		$46.72	$44.08	$40.47	$38.24	$39.00

Total return	0.79	%‡	8.93%	9.10%	9.52%	1.62%	20.39%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$318,805		$350,205	$488,084	$508,930	$377,974	$188,453
Ratio of expenses
to average net assets:
Before fee waivers	1.09	%†	1.08%	1.20%	1.19%	1.26%	1.30%
After fee waivers	0.96	%†	0.96%~	1.07%	1.05%	1.13%**	1.25%
Ratio of net investment
income/(loss) to average
net assets:
Before fee waivers	0.50	%†	0.47%	0.09%	0.02%	(0.05)%	0.08%
After fee waivers	0.63	%†	0.59%	0.22%	0.16%	0.08%	0.13%
Portfolio turnover rate	28.54	%‡	39.71%	21.63%	30.58%	33.85%	31.20%

**	Effective January 28, 2015, the adviser contractually agreed to lower the net annual operating expense limit to 1.09%.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
~	Effective January 28, 2018, the adviser contractually agreed to lower the net annual operating expense limit to 0.99%.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months					January 28,
	Ended					2015*
	March 31,					to
	2019		Year Ended September 30,			September 30,
	(Unaudited)		2018	2017	2016	2015
Net asset value,
beginning of period	$46.43		$43.87	$40.32	$38.21	$38.85

Income from
investment operations:
Net investment gain/(loss)^	0.07		0.12	(0.02)	(0.05)	(0.02)
Net realized and unrealized
gain/(loss) on investments
and foreign currency	0.17		3.59	3.57	3.52	(0.62)
Total from
investment operations	0.24		3.71	3.55	3.47	(0.64)

Less distributions:
From net investment income	(0.23)		—	—	(0.02)	—
From net realized
gain on investments	(3.34)		(1.15)	—	(1.34)	—
Total distributions	(3.57)		(1.15)	—	(1.36)	—
Paid-in capital
from redemption fees^#	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$43.10		$46.43	$43.87	$40.32	$38.21

Total return	0.66	%‡	8.58%	8.80%	9.20%	(1.65	)%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$69,716		$70,365	$88,843	$98,293	$41,551
Ratio of expenses to
average net assets:
Before fee waivers	1.37	%†	1.39%	1.47%	1.47%	1.53	%†
After fee waivers	1.24	%†	1.27%~	1.34%	1.34%	1.34	%†
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers	0.22	%†	0.16%	(0.17)%	(0.25)%	(0.27	)%†
After fee waivers	0.35	%†	0.28%	(0.04)%	(0.12)%	(0.08	)%†
Portfolio turnover rate	28.54	%‡	39.71%	21.63%	30.58%	33.85	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
**	Portfolio turnover calculated for the year ended September 30, 2015.
~	Effective January 28, 2018, the adviser contractually agreed to lower the net annual operating expense limit to 1.24%.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$33.58		$32.27	$30.60	$29.60	$30.46	$27.16

Income from
investment operations:
Net investment income	0.20	^	0.34	0.15 ^	0.14 ^	0.08 ^	0.14
Net realized and unrealized
gain on investments and
foreign currency	0.04		1.67	1.94	2.08	0.34	3.60
Total from
investment operations	0.24		2.01	2.09	2.22	0.42	3.74

Less distributions:
From net
investment income	(0.49)		(0.07)	(0.20)	(0.07)	(0.10)	(0.14)
From net realized
gain on investments	(1.63)		(0.63)	(0.22)	(1.15)	(1.18)	(0.30)
Total distributions	(2.12)		(0.70)	(0.42)	(1.22)	(1.28)	(0.44)
Paid-in capital from
redemption fees	—		—	0.00 ^#	0.00 ^#	0.00 ^#	—
Net asset value, end of period	$31.70		$33.58	$32.27	$30.60	$29.60	$30.46

Total return	1.00	%‡	6.32%	6.94%	7.68%	1.38%	13.93%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$48,004		$46,366	$60,061	$53,485	$47,064	$37,935
Ratio of expenses to
average net assets:
Before fee waivers	1.49	%†	1.44%	1.47%	1.47%	1.45%	1.69%
After fee waivers	0.98	%†	0.97%	1.02%**	1.08%	1.20%	1.20%
Ratio of net investment income
to average net assets:
Before fee waivers	0.73	%†	0.59%	0.04%	0.08%	0.00%	0.13%
After fee waivers	1.24	%†	1.06%	0.49%	0.47%	0.25%	0.62%
Portfolio turnover rate	22.69	%‡	36.29%	30.04%	34.43%	39.09%	36.18%

**	Effective June 30, 2017, the adviser contractually agreed to lower the net annual operating expense limit to 0.98%.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months				January 21,
	Ended				2016*
	March 31,		Year Ended		to
	2019		September 30,		September 30,
	(Unaudited)		2018	2017	2016
Net asset value, beginning of period	$33.44		$32.16	$30.54	$27.68

Income from investment operations:
Net investment income^	0.15		0.26	0.07	0.05
Net realized and unrealized gain on
investments and foreign currency	0.06		1.65	1.94	2.81
Total from investment operations	0.21		1.91	2.01	2.86

Less distributions:
From net investment income	(0.36)		0.00	(0.17)	—
From net realized gain on investments	(1.63)		(0.63)	(0.22)	—
Total distributions	(1.99)		(0.63)	(0.39)	—
Net asset value, end of period	$31.66		$33.44	$32.16	$30.54

Total return	0.89	%‡	6.00%	6.68%	10.33	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,572		$7,361	$8,998	$6,990
Ratio of expenses to average net assets:
Before fee waivers	1.74	%†	1.70%	1.73%	1.75	%†
After fee waivers	1.23	%†	1.23%	1.28%~	1.30	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	0.48	%†	0.33%	(0.21)%	(0.23	)%†
After fee waivers	0.99	%†	0.80%	0.24%	0.22	%†
Portfolio turnover rate	22.69	%‡	36.29%	30.04%	34.43	%‡**

*	Commencement of operations.
~	Effective June 30, 2017, the adviser contractually agreed to lower the net annual operating expense limit to 1.23%.
^	Based on average shares outstanding.
**	Portfolio turnover calculated for the year ended September 30, 2016.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months					October 14,
	Ended					2014*
	March 31,					to
	2019		Year Ended September 30,			September 30,
	(Unaudited)		2018	2017	2016	2015
Net asset value,
beginning of period	$31.30		$29.76	$26.89	$24.87	$24.00

Income from
investment operations:
Net investment income	0.20		0.31	0.18 ^	0.16	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency	(0.55)		3.05	3.03	3.06	0.71
Total from investment operations	(0.35)		3.36	3.21	3.22	0.90

Less distributions:
From net
investment income	(0.28)		(0.21)	(0.14)	(0.20)	(0.03)
From net realized gain
on investments	(2.31)		(1.61)	(0.20)	(1.00)	—
Total distributions	(2.59)		(1.82)	(0.34)	(1.20)	(0.03)
Paid-in capital
from redemption fees	—		0.00 ^#	0.00 ^#	—	—
Net asset value, end of period	$28.36		$31.30	$29.76	$26.89	$24.87

Total return	-0.75	%‡	11.72%	12.10%	13.21%	3.75	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$19,629		$28,353	$30,307	$27,444	$18,348
Ratio of expenses to
average net assets:
Before fee waivers and
expense reimbursement	1.95	%†	1.72%	1.90%	1.97%	2.36	%†
After fee waivers and
expense reimbursement	0.57	%†	0.52%~	0.65%	0.55%	0.50	%†
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers and
expense reimbursement	(0.23	)%†	(0.26)%	(0.60)%	(0.74)%	(1.01	)%†
After fee waivers and
expense reimbursement	1.15	%†	0.94%	0.65%	0.68%	0.85	%†
Portfolio turnover rate	46.96	%‡	65.99%	75.78%	52.75%	60.44	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
**	Portfolio turnover calculated for the period ended September 30, 2015.
#	Amount is less than $0.01.
~	Effective January 28, 2018, the adviser contractually changed the net annual operating expense limit to 0.70%.

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months				December 31,
	Ended				2015*
	March 31,		Year Ended		to
	2019		September 30,		September 30,
	(Unaudited)		2018	2017	2016
Net asset value, beginning of period	$23.92		$24.20	$24.52	$24.00

Income from investment operations:
Net investment income/(loss)	0.05	^	(0.04)	(0.19)	(0.21	)^
Net realized and unrealized gain/(loss)
on investments, foreign currency
and securities sold short	0.33		0.23	(0.03)	0.73
Total from investment operations	0.38		0.19	(0.22)	0.52

Less distributions:
From net realized gain
on investments	—		(0.47)	(0.10)	—
Total distributions	—		(0.47)	(0.10)	—
Paid-in capital from redemption fees	0.00	^	0.00 ^#	—	—
Net asset value, end of period	$24.30		$23.92	$24.20	$24.52

Total return	1.59	%‡	0.79%	(0.89)%	2.17	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$19,141		$20,994	$25,129	$25,021
Ratio of expenses to average net assets:
Before fee waivers and
expense reimbursement	2.85	%†	2.88%	3.15%	3.98	%†
After fee waivers
and expense reimbursement	1.66	%†	1.84%	2.14%	2.53	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers and
expense reimbursement	(0.78	)%†	(1.12)%	(1.77)%	(2.62	)%†
After fee waivers and
expense reimbursement	0.41	%†	(0.08)%	(0.76)%	(1.17	)%†
Portfolio turnover rate	35.66	%‡	59.57%	27.42%	25.13	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund (each a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund are diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The investment objective of the Scharf Alpha Opportunity Fund is to seek long-term capital appreciation and to provide returns above inflation while exposing investors to less volatility than typical equity investments. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011 and January 28, 2015, respectively. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012 and January 21, 2016, respectively.

The Scharf Global Opportunity Fund commenced operations on October 14, 2014. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 419,054 shares on October 14, 2014. The fair value and cost of securities received by the Fund was $7,814,245 and $6,536,468, respectively. In addition, the Fund received $2,243,043 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Scharf Alpha Opportunity Fund commenced operations on December 31, 2015. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 184,713 shares on December 31, 2015. The fair value and cost of securities received by the Fund was $3,729,932 and $3,291,912, respectively. In addition, the Fund received $703,175 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Funds and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended March 31, 2019, the redemption fees retained by each Fund are disclosed in the statements of changes.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

H.
Leverage and Short Sales: The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

I.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Funds did not invest in derivative instruments during the six months ended March 31, 2019.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

J.
New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

K.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options:  Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”) doing business as U.S. Bank Global Fund Services, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2019:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$40,822,948	$—	$—	$40,822,948
Consumer Discretionary	61,819,065	—	—	61,819,065
Consumer Staples	39,592,654	—	—	39,592,654
Financials	38,086,146	—	—	38,086,146
Healthcare	52,857,007	—	—	52,857,007
Industrial	15,615,083	—	—	15,615,083
Information Technology	78,155,335	—	—	78,155,335
Materials	7,600,309	—	—	7,600,309
Total Common Stocks	334,548,547	—	—	334,548,547
Preferred Stock
Information Technology	8,033,697	—	—	8,033,697
Total Preferred Stock	8,033,697	—	—	8,033,697
Money Market Fund	10,494,168	—	—	10,494,168
U.S. Treasury Bills	—	34,561,759	—	34,561,759
Total Investments
in Securities	$353,076,412	$34,561,759	$—	$387,638,171

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,993,527	$—	$—	$3,993,527
Consumer Discretionary	6,739,992	—	—	6,739,992
Consumer Staples	3,794,293	—	—	3,794,293
Financials	3,965,300	—	—	3,965,300
Healthcare	5,210,595	—	—	5,210,595
Industrial	1,523,397	—	—	1,523,397
Information Technology	7,582,879	—	—	7,582,879
Materials	745,990	—	—	745,990
Total Common Stocks	33,555,973	—	—	33,555,973
Preferred Stocks
Closed-End Funds	2,144,166	—	—	2,144,166
Information Technology	1,082,614	—	—	1,082,614
Total Preferred Stocks	3,226,780	—	—	3,226,780
Exchange-Traded Fund	692,407	—	—	692,407
Fixed Income
Corporate Bonds	—	4,403,278	—	4,403,278
Municipal Bonds	—	3,683,519	—	3,683,519
Total Fixed Income	—	8,086,797	—	8,086,797
U.S. Treasury Note	—	1,237,292	—	1,237,292
U.S. Treasury Inflation
Indexed Note	—	1,034,643	—	1,034,643
U.S. Treasury Bills	—	3,466,581	—	3,466,581
Money Market Fund	2,002,714	—	—	2,002,714
Total Investments
in Securities	$39,477,874	$13,825,313	$—	$53,303,187

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,189,661	$—	$—	$2,189,661
Consumer Discretionary	4,640,358	—	—	4,640,358
Consumer Staples	1,056,936	—	—	1,056,936
Financials	2,041,819	—	—	2,041,819
Healthcare	3,765,871	—	—	3,765,871
Industrial	804,669	—	—	804,669
Information Technology	2,703,512	—	—	2,703,512
Materials	378,163	—	—	378,163
Total Common Stocks	17,580,989	—	—	17,580,989
Preferred Stocks
Consumer Discretionary	111,874	—	—	111,874
Consumer Staples	92,281	—	—	92,281
Financials	64,312	—	—	64,312
Information Technology	1,193,749	—	—	1,193,749
Materials	10,395	—	—	10,395
Total Preferred Stocks	1,472,611	—	—	1,472,611
Money Market Fund	536,771	—	—	536,771
Total Investments
in Securities	$19,590,371	$—	$—	$19,590,371

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Scharf Alpha Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Communication Services	$2,288,662	$—	$—	$2,288,662
Consumer Discretionary	3,022,499	—	—	3,022,499
Consumer Staples	2,052,197	—	—	2,052,197
Financials	2,178,402	—	—	2,178,402
Healthcare	3,501,132	—	—	3,501,132
Industrial	847,466	—	—	847,466
Information Technology	4,388,204	—	—	4,388,204
Materials	398,407	—	—	398,407
Total Common Stocks	18,676,969	—	—	18,676,969
Money Market Fund	341,412	—	—	341,412
Total Investments
in Securities	$19,018,381	$—	$—	$19,018,381
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$10,826,643	$—	$—	$10,826,643
Total Securities Sold Short	$10,826,643	$—	$—	$10,826,643

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2019, the end of the reporting period. There were no transfers between levels during the six months ended March 31, 2019.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Scharf Investments, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Scharf Fund pays fees calculated at an annual rate of 0.89% based upon the average daily net assets of the Fund. The Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund pay fees calculated at an annual rate of 0.99% based upon the average daily net assets of each Fund.  For the six months ended March 31, 2019, the advisory fees incurred by the Funds are disclosed in the statement of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses, see notes 5 and 6 for class specific information) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Institutional Class	Retail Class
Scharf Fund	0.99%	1.24%
Scharf Multi-Asset Opportunity Fund	0.98%	1.23%
Scharf Global Opportunity Fund	—	0.70%
Scharf Alpha Opportunity Fund	—	1.00%

Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36 month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended March 31, 2019, the Adviser reduced its fees in the amount of $249,004, $132,895, $157,162, and

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

$120,386, for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund, respectively.

No amounts were recouped by the Adviser.  The expense limitation for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund will remain in effect through at least January 27, 2020.  The Expense Cap may be terminated only by the Board of Trustees (the “Board”) of the Trust.  Cumulative expenses subject to recapture expire as follows:

		Scharf Multi-Asset		Scharf Global		Scharf Alpha
		Opportunity		Opportunity		Opportunity
Scharf Fund		Fund		Fund		Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
9/30/19	$742,298	9/30/19	$214,058	9/30/19	$331,358	9/30/19	$152,260
9/30/20	777,429	9/30/20	292,638	9/30/20	355,261	9/30/20	260,274
10/20 –	10/20 –	10/20 –		10/20 –
9/21	605,893	9/21	280,214	9/21	358,682	9/21	230,304
10/21 –	10/21 –	10/21 –		10/21 –
3/22	249,004	3/22	132,895	3/22	157,162	3/22	120,386
	$2,374,624		$919,805		$1,202,463		$763,224

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”) doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2019 are disclosed in the statement of operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.  Fees paid for custody services for the six months ended March 31, 2019 are disclosed in the statement of operations.

NOTE 5 – 12B-1 DISTRIBUTION FEES

The Retail Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2019, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statement of operations.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2019, the shareholder servicing fees accrued by the Institutional Class of the Scharf Fund and Scharf Multi-Asset Opportunity Fund and for all Funds’ Retail Class are disclosed in the statement of operations.

NOTE 7 – LINES OF CREDIT

The Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund have lines of credit in the amount of $20,000,000, $5,000,000, $2,500,000, and $1,500,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2019, the Scharf Fund and Scharf Multi-Asset Opportunity Fund did not draw upon their lines of credit.

During the six months ended March 31, 2019, the Scharf Global Opportunity Fund drew on its line of credit.  The Fund had an outstanding average balance of $11,978, paid a weighted average interest rate of 5.50%, and incurred interest expense of $0.  The maximum borrowing by the Fund occurred on January 2, 2019 in the amount of $2,180,000.  At March 31, 2019, the Fund had no outstanding loan amounts.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

During the year ended March 31, 2019, the Scharf Alpha Opportunity Fund drew on its line of credit.  The Fund had an outstanding average balance of $159, paid a weighted average interest rate of 5.50%, and incurred interest expense of $38.  The maximum borrowing by the Fund occurred on February 4, 2019 in the amount of $29,000.  At March 31, 2019, the Fund had no outstanding loan amounts.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$102,196,692	$129,249,852
Scharf Multi-Asset Opportunity Fund	13,117,560	10,588,905
Scharf Global Opportunity Fund	10,310,048	13,639,557
Scharf Alpha Opportunity Fund	7,100,024	8,551,490

During the six months ended March 31, 2019, there were no purchases and sales of U.S. Government securities in the Scharf Fund, Scharf Global Opportunity Fund and Scharf Alpha Opportunity Fund.  The Scharf Multi-Asset Opportunity Fund had U.S. Government purchases of $1,024,609 and U.S. Government sales of $0.

For the six months ended March 31, 2019, the Scharf Alpha Opportunity Fund had $2,989,843 and $3,794,537 of proceeds from short sales and buy cover transactions, respectively.  This activity is included in the portfolio turnover disclosed in the financial highlights.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2018, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Scharf
		Multi-Asset
	Scharf	Opportunity
	Fund	Fund
Cost of investments (a)	$304,674,372	$45,862,896
Gross unrealized appreciation	95,397,070	9,390,530
Gross unrealized depreciation	(15,242,496)	(1,449,270)
Net unrealized appreciation (a)	80,154,574	7,941,260
Net unrealized appreciation/(depreciation)
on foreign currency	255	78
Undistributed ordinary income	2,767,146	610,626
Undistributed long-term capital gains	26,268,452	2,313,944
Total distributable earnings	29,035,598	2,924,570
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$109,190,427	$10,865,908

	Scharf Global	Scharf Alpha
	Opportunity	Opportunity
	Fund	Fund
Cost of investments (a)	$20,512,973	$8,248,907
Gross unrealized appreciation	5,596,406	2,612,571
Gross unrealized depreciation	(1,142,131)	(1,635,810)
Net unrealized appreciation (a)	4,454,275	976,761
Net unrealized appreciation/(depreciation)
on foreign currency	(123)	3
Undistributed ordinary income	521,814	—
Undistributed long-term capital gains	1,674,730	—
Total distributable earnings	2,196,544	—
Other accumulated gains/(losses)	—	(677,288)
Total accumulated earnings/(losses)	$6,650,696	$299,476

(a)
The difference between book-basis and tax basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships and transfer in-kind.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2018, the Scharf Alpha Opportunity Fund had a short-term capital loss carryforward of $677,288.

The capital losses may be carried forward indefinitely to offset future gains.

The tax character of distributions paid during the six months ended March 31, 2019 and September 30, 2018 was as follows:

	March 31, 2019		September 30, 2018
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Scharf Fund	$3,284,040	$30,348,710	$891,172	$14,410,589
Scharf Multi-Asset
Opportunity Fund	755,170	2,600,202	124,082	1,225,008
Scharf Global
Opportunity Fund	541,046	1,674,733	230,126	1,581,305
Scharf Alpha
Opportunity Fund	—	—	—	463,472

The Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2018.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Funds.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require a Fund to employ fair value procedures to value its holdings in such investments.

•
Short Sales Risk (Scharf Alpha Opportunity Fund).  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2019 (Unaudited), Continued

•
Leverage Risk (Scharf Alpha Opportunity Fund).  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2019 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund
Scharf Alpha Opportunity Fund

At a meeting held on December 5-6, 2018, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”), Scharf Global Opportunity Fund (the “Global Opportunity Fund”) and Scharf Alpha Opportunity Fund (the “Alpha Opportunity Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2018, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of July 31, 2018 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. The Board noted that the Alpha Opportunity Fund was newer, with less than three years of performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund’s performance, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions.

When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its peer universe. The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Scharf Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year, five-year and since inception periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund performed in line with the similarly managed accounts for the one-year period, outperformed for the three-year period and underperformed for the five-year period.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Multi-Asset Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and three-year periods and above its peer group median for the five-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed accounts for the one-year period and underperformed for the three-year and five-year periods.

Global Opportunity Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below the peer group median for the one-year, three-year and since inception periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board noted that the Adviser stated it does not manage any other accounts similarly to the Fund.

Alpha Opportunity Fund: The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed accounts for the one-year period.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and to the Adviser’s similarly managed separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Scharf Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.24% for Retail Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios were above the peer group median and average for both the Retail Class and Institutional Class. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios for the Retail Class and Institutional Class were also above the peer group median and average. The Board also noted that the contractual advisory fee was above its peer group median and average, and also above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund as of the year ended July 31, 2018, were above the peer group median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

Multi-Asset Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios for the Fund of 1.23% for Retail Class shares and 0.98% for Institutional Class shares (the “Expense Caps”).  The Board noted that Fund’s total expense ratio was above the peer group median and average for the Retail Class and below the peer group median and average for the Institutional Class. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio for the Retail Class was above the peer group median and slightly above the peer group average, and the total expense ratio for the Institutional Class was below the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was significantly above its peer group median and average, and that the contractual advisory fee was also significantly above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund as of the year ended July 31, 2018, were above the peer group median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Retail Class shares of 0.70%.  The Board noted that the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was above the peer group median and average, and also above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund as of the year ended July 31, 2018.  The Board also considered that the Adviser does not manage any other accounts similarly to that of the Fund.

Alpha Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for Retail Class shares (the “Expense Cap”).  The Board noted that Fund’s total expense ratio was below the peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was below its peer group median and average, and that the contractual advisory fee was also below its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund as of the year ended July 31, 2018.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds.  The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Multi-Asset Fund, Global Opportunity Fund and Alpha Opportunity Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

SCHARF FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Scharf Investments, LLC
5619 Scotts Valley Drive, Suite 140
Scotts Valley, CA 95066

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)  Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)  Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

     (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/6/19

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date  6/6/19

* Print the name and title of each signing officer under his or her signature.